Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income	$ 15,429		$ 12,426		$ 11,970
Securities available for sale:
Unrealized holding gain (loss) on securities available for sale	7,989		6,933		(1,919)
Reclassification adjustment for gain realized in income	(9,636)	[1]	(5,568)	[1]	(4,464)	[1]
Net unrealized (loss) gain	(1,647)		1,365		(6,383)
Tax effect	646		(489)		2,511
Net-of-tax amount	(1,001)		876		(3,872)
Reclassification adjustments :
Amortization of prior service cost	28,000		17,000
Net unrealized (loss) gain	(1,647)		1,365		(6,383)
Tax effect	646		(489)		2,511
Net-of-tax amount	(1,001)		876		(3,872)
Total other comprehensive (loss) income	(811)		930		(4,053)
Comprehensive income	14,618		13,356		7,917
Supplemental Director Retirement Plan [Member]
Securities available for sale:
Net unrealized (loss) gain	226		82		(259)
Net-of-tax amount	147		58		(171)
Reclassification adjustments :
Amortization of prior service cost	28		28		28
Amortization of unrecognized loss	61		68
Actuarial net gain (loss) arising during the year	137		(14)		(287)
Net unrealized (loss) gain	226		82		(259)
Tax effect	(79)		(24)		88
Net-of-tax amount	147		58		(171)
Comprehensive income	(166)		(392)
Long-Term Health Care Plan [Member]
Securities available for sale:
Net unrealized (loss) gain	66		(12)		(15)
Tax effect	(23)		8		5
Net-of-tax amount	43		(4)		(10)
Reclassification adjustments :
Amortization of prior service cost	17		18		18
Amortization of unrecognized loss	5		26
Actuarial net gain (loss) arising during the year	44		(56)		(33)
Net unrealized (loss) gain	66		(12)		(15)
Tax effect	(23)		8		5
Net-of-tax amount	43		(4)		(10)
Comprehensive income	$ (361)		$ (427)

[1]	Amounts are included in gain on sales of securities, net in the Consolidated Statements of Net Income. Provision for income tax associated with the reclassification adjustment for the years ended December 31, 2013, 2012 and 2011 was $3.8 million, $2.0 million and $1.8 million, respectively.